INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Investments

The following table summarizes the Company’s available-for-sale securities on hand as of June 30, 2013 and December 31, 2012 (in thousands):

	Investments in marketable securities
	Adjusted Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
Marketable securities at June 30, 2013	$17,608	$(1,799)	$199	$16,008

Marketable securities at December 31, 2012	$34,786	$(10,443)	$2,722	$27,065

The following table summarizes the Company’s available-for-sale securities on hand as of December 31, 2012 and December 31, 2011 (in thousands):

	Investments in marketable securities
	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
Marketable securities at December 31, 2012	$34,786	$(10,443)	$2,722	$27,065

Marketable securities at December 31, 2011	$24,819	$(4,975)	$—	$19,844

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair values of those securities, aggregated by the length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Less than twelve months		Twelve months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Marketable equity securities	$(2,716)	$7,728	$(7,727)	$4,948	$(10,443)	$12,676